United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation
(Exact name of registrant as specified in charter)
630 Fifth Avenue, Eighth Floor
New York, N.Y. 10111
(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION
Statement of Investments
March 31, 2011
(Unaudited)

 COMMON STOCKS 99.1%

Shares		Value
	Banking and Finance 4.7%
675,000	The Bank of New York Mellon Corporation	$20,162,250
171,600	Home Federal Bancorp, Inc.	2,021,448
100,000	JPMorgan Chase & Co.	4,610,000
278,900	NewStar Financial, Inc. (a)	3,045,588

		29,839,286

	Commercial Services 0.9%
413,712	Heritage-Crystal Clean Inc. (a)	5,895,396

	Diversified Industrial 11.6%
750,000	Brady Corporation Class A	26,767,500
300,000	Carlisle Companies Inc.	13,365,000
200,000	General Electric Company	4,010,000
100,000	Precision Castparts Corporation	14,718,000
180,000	Roper Industries, Inc.	15,562,800

		74,423,300

	Energy 11.8%
350,000	Canadian Oil Sands Ltd.	11,770,500
200,000	Devon Energy Corporation	18,354,000
2,000,000	GeoMet, Inc. (a)(b)	3,280,000
660,000	McMoRan Exploration Co. (a)	11,688,600
280,000	Murphy Oil Corporation	20,557,600
252,300	QEP Resources, Inc.	10,228,242

		75,878,942

	Health Care 2.6%
120,000	Abbott Laboratories	5,886,000
100,000	Johnson & Johnson	5,925,000
100,000	Medtronic, Inc.	3,935,000
270,000	Vical Inc. (a)	799,200

		16,545,200

	Insurance 26.2%
70,000	The Plymouth Rock Company, Inc. Class A (b)(d)	168,000,000

	Retailing 1.5%
20,000	Aerogroup International, Inc. (a)(d)	455,000
230,000	Walgreen Co.	9,232,200

		9,687,200

Shares		Value
	Semiconductor 13.1%
684,900	Analog Devices, Inc. (f)	$26,971,362
896,800	CEVA, Inc. (a)	23,971,464
1,450,000	Intel Corporation	29,261,000
475,000	Mindspeed Technology Inc. (a)	4,018,500

		84,222,326

	Software and Services 5.8%
1,700,000	Convergys Corporation (a)	24,412,000
1,190,000	Xerox Corporation	12,673,500

		37,085,500

	Technology Hardware and Equipment 18.4%
780,000	Agilent Technologies, Inc. (a)	34,928,400
801,000	Coherent, Inc. (a)	46,546,110
630,000	Flextronics International Ltd. (a)	4,706,100
62,500	Motorola Mobility Holdings, Inc. (a)	1,525,000
200,000	Motorola Solutions, Inc. (a)	8,938,000
1,190,000	RadiSys Corporation (a)	10,305,400
3,000,000	Sonus Networks, Inc. (a)	11,280,000

		118,229,010

	Telecommunication Services 2.5%
200,000	AT&T Inc.	6,122,000
145,425	Primus Telecommunications Group (a)	2,121,751
280,000	Vodafone Group Plc	8,050,000

		16,293,751

	Total Common Stocks (cost $319,410,047)	636,099,911

	PREFERRED STOCKS 0.5%

	Energy 0.5%
216,823	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (b)(c)	2,992,157

	Total Preferred Stocks (cost $2,027,220)	2,992,157

	SHORT-TERM INVESTMENTS 0.7%

	Money Market Fund 0.7%
4,656,641	Fidelity Institutional Money Market Government Portfolio (cost $4,656,641)	4,656,641

	Total Investments (cost $326,093,908)(e)(100.3%)	643,748,709
	Cash, receivables and other assets less liabilities (0.3%)	(2,238,639)

	Net Assets (100%)	$641,510,070

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940.
(c)	Valued based on Level 2 Inputs – See Note 2.
(d)	Valued based on Level 3 Inputs – See Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.
(f)	A portion of this security is pledged to collateralize open written put option contracts with an aggregate value upon exercise of $475,000.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION
Schedule of Outstanding Written Option Contracts
March 31, 2011
(unaudited)

COLLATERALIZED PUTS

Contracts (100 Shares Each)	Security	Strike Price	Expiration Date	Premium Received	Value
250	Intel Corporation	$19.00	May 2011	($15,500)	($8,750)

CENTRAL SECURITIES CORPORATION
NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Written options are valued at the last quoted asked price. Investments in money market funds are valued at net asset value per share. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2011, the tax cost of investments was $326,093,908. Net unrealized appreciation was $317,654,801 consisting of gross unrealized appreciation and gross unrealized depreciation of $346,048,362 and $28,393,561, respectively.

2. Fair Value Measurements – The Corporation’s investments and options written are categorized below in three broad hierarchical levels based on market price observability as follows:

  Level 1 – Quoted prices in active markets for identical investments;
  Level 2 – Other significant observable assumptions obtained from independent sources, for example, quoted prices for similar investments, or the use of models or other valuation methodologies;
  Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments and options written as of March 31, 2011 are classified as shown below:

	Level 1	Level 2	Level 3	Total
Common stocks	$467,644,911	-	$168,455,000	$636,099,911
Preferred stocks	-	$2,992,157	-	2,992,157
Short-term investments	4,656,641	-	-	4,656,641

Total investments	$472,301,552	$2,992,157	$168,455,000	$643,748,709

Options written	($8,750)	-	-	($8,750)

There were no significant transfers of investments between Levels 1, 2, or 3 during the three months ended March 31, 2011. There was no change in the value of or purchases or sales of Level 3 investments during the three months ended March 31, 2011. In valuing Level 3 investments, the Corporation considers the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. Consideration is also given to corporate governance, marketability, independent appraisals obtained by portfolio companies, company and industry outlooks and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On March 31, 2011, such investments had an aggregate value of $168,455,000, which was equal to 26.3% of the Corporation’s net assets. Investments in restricted securities at March 31, 2011, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
AeroGroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,719
The Plymouth Rock Company, Inc.	60,000	Class A Common Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	10,000	Class A Common Stock	6/9/84	699,986

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By:	/s/ Wilmot H. Kidd President

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Wilmot H. Kidd President

Date: April 29, 2011

By: /s/ Lawrence P. Vogel
Vice President and Treasurer

Date: April 29, 2011